Financial Income And Financial Expenses - Schedule of Financial Income (Expense), Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income:
Interest on cash and cash equivalents and financial investments	$ 98.8	$ 105.8	$ 43.8
Derivative financial instruments	88.0	0.0	5.3
Warrants: adjustment to fair value	78.1	0.0	107.4
Interest on receivables	43.1	13.7	4.2
Financial structuring	0.0	8.3	0.0
Long-term incentives - phantom shares	0.0	0.0	5.0
Adjustment to fair value of Financing to customers	0.0	0.4	0.2
Taxes over Financial revenue	(5.0)	(3.2)	(2.1)
Others	8.1	3.6	2.7
Total financial income	311.1	128.6	166.5
Financial expenses:
Interest on loans and financing	(191.7)	(213.7)	(204.6)
Long-term incentives - phantom shares	(113.2)	(31.4)	0.0
Warrants: adjustment to fair value	(42.6)	(29.6)	(44.6)
Adjustment to fair value of Financing to customers	(31.0)	0.0	0.0
Other interest and banking operations	(19.9)	(14.8)	(12.5)
IOF - (tax on financial transactions)	(1.5)	(12.2)	(2.1)
Interest on taxes, social charges and contributions	(0.9)	(7.3)	(6.8)
Financial restructuring costs	0.0	(3.2)	(12.1)
Others	(14.8)	(9.7)	(7.3)
Total financial expenses	$ (415.6)	$ (321.9)	$ (290.0)